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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [  ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Quadrangle GP Investors LLC
Address:  375 Park Avenue
          New York, NY  10152

Form 13F File Number:  28-12824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Rattner
Title:   Managing Member
Phone:   (212) 418-1700

Signature, Place, and Date of Signing:

/s/ Steven Rattner             New York                      May 7, 2008
------------------             -----------------             -----------
[Signature]                    [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $659,633 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     Number                   Form 13F File Number             Name

        1                           28-12825          QCP GP Investors II LLC

Explanatory Note:

The positions reported herein, as indicated in the Information Table, are under the investment discretion of either Quadrangle GP Investors LP or QCP GP Investors II LLC. Quadrangle GP Investors LP and QCP GP Investors II LLC are ultimately controlled by the same persons but do not share investment discretion over any positions.

                           FORM 13F INFORMATION TABLE
                           QUADRANGLE GP INVESTORS LLC
                        FOR QUARTER ENDED MARCH 31, 2008

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Voting
                                                                                                                     Authority
Name of Issuer             Title of    CUSIP    Value (x    Shrs or prn    SH/   Put/Call  Investment    Other       ---------
                            Class                $1000)         amt        PRN             Discretion  Managers  Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
Cinemark Holdings, Inc. (a)  COM     17243V102  $68,314      5,341,206     SH                 SOLE                 X

-----------------------------------------------------------------------------------------------------------------------------------
NTELOS Holdings Corp. (a)    COM     67020Q107  $139,825     5,777,880     SH                 SOLE                 X

-----------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc. (a)     COM     743663403  $114,616    11,803,886     SH                 SOLE                 X

-----------------------------------------------------------------------------------------------------------------------------------
NTELOS Holdings Corp. (b)    COM     67020Q107  $135,128     5,583,797     SH                 SOLE        1        X

-----------------------------------------------------------------------------------------------------------------------------------
Dice Holdings, Inc. (b)      COM     253017107  $201,750    22,643,055     SH                 SOLE        1        X
-----------------------------------------------------------------------------------------------------------------------------------

(a) Position under the investment discretion of Quadrangle GP Investors LLC

(b) Position under the investment discretion of QCP GP Investors II LLC